GUIDESTONE FUNDS
Supplement dated July 27, 2026
to
Prospectus and Summary Prospectus each dated May 1, 2026,
for the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund, Growth Equity Fund,
Small Cap Equity Fund, International Equity Index Fund and Emerging Markets Equity Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENTS RISKS CHANGES FOR THE EQUITY INDEX FUND, VALUE EQUITY INDEX FUND, GROWTH EQUITY INDEX FUND, GROWTH EQUITY FUND, INTERNATIONAL EQUITY INDEX FUND AND
EMERGING MARKETS EQUITY FUND
Effective July 27, 2026, the Equity Index Fund (EIF), Value Equity Index Fund (VEIF), Growth Equity Index Fund (GEIF) and International Equity Index Fund (IEIF) have made changes to their concentration policy. Under the revised policy, each Fund will concentrate its investments in an industry or group of industries as may be necessary to approximate the composition of its index.
Under the heading “Principal Investment Strategies” for the EIF, on page 123, the first bullet is deleted in its entirety and replaced with the following:
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the S&P 500® Index, in weightings that approximate the relative composition of the securities contained in the S&P 500® Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Under the heading “Principal Investment Strategies” for the EIF, on page 123, the sixth bullet is deleted in its entirety and replaced with the following:
●
Pursuing its investment strategy to duplicate the investment composition of the S&P 500® Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
Under the heading “Principal Investment Strategies” for the VEIF, on page 134, the first bullet is deleted in its entirety and replaced with the following:
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Value Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Value Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
i

Under the heading “Principal Investment Strategies” for the VEIF, on page 134, the sixth bullet is deleted in its entirety and replaced with the following:
●
Pursuing its investment strategy to duplicate the investment composition of the Russell 1000® Value Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
Under the heading “Principal Investment Strategies” for the GEIF, on page 144, the first bullet is deleted in its entirety and replaced with the following:
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Growth Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Growth Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Under the heading “Principal Investment Strategies” for the GEIF, on page 144, the sixth bullet is deleted in its entirety and replaced with the following:
●
Pursuing its investment strategy to duplicate the investment composition of the Russell 1000® Growth Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
Under the heading “Principal Investment Strategies” for the IEIF, on page 160, the first bullet is deleted in its entirety and replaced with the following:
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the MSCI EAFE Index, in weightings that approximate the relative composition of the securities contained in the MSCI EAFE Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Under the heading “Principal Investment Strategies” for the IEIF, on page 160, the following is added as the sixth bullet:
●
Pursuing its investment strategy to duplicate the investment composition of the MSCI EAFE Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 123, 134, 144 and 160, respectively, Sector Concentration Risk is deleted in its entirety and replaced with the following:
●
Sector Concentration Risk: The Fund may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
ii

Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 123, 134, 144 and 160, respectively, the following risk is added in alphabetical order:
●
Concentration Risk: Except as may be necessary to approximate the composition of its index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.
Under the heading “Principal Investment Risks” for the EIF, GEIF, Growth Equity Fund (GEF) and Emerging Markets Equity Fund, beginning on pages 123, 144, 149 and 173, respectively, Information Technology Sector Risk is deleted in its entirety and replaced with the following:
●
Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances (including semiconductor companies) could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
II.  UPDATE TO ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES & RISKS
Under the heading “Additional Information About Principal Strategies & Risks,” beginning on page 184, the following is added in alphabetical order:
●
Concentration Risk: Except as may be necessary to approximate the composition of its index, the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund will not concentrate investments in the securities of issuers whose principal business activities are in the same industry or group of industries. However, it is possible that an index could become concentrated due to market conditions or the performance of a single or related group of issuers. If an index becomes concentrated and a Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.
Under the heading “Additional Information About Principal Strategies & Risks” with respect to Information Technology Sector Risk, on page 192, the disclosure is deleted in its entirety and replaced with the following:
●
Information Technology Sector Risk: Companies operating within the information technology sector, (including semiconductor companies) may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled and investor perception of the company and/or its products or services. These companies typically face intense competition and potentially rapid product obsolescence. They may also have limited product lines, markets, financial resources or personnel. Technology companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Technology companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The customers and/or suppliers of technology companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries
iii

could have a negative impact on these companies. Semiconductor companies in particular are subject to cyclical demand, rapid innovation and significant capital spending requirements and are particularly sensitive to imbalances in supply and demand, inventory cycles and disruptions in global manufacturing or distribution networks.
III.  PORTFOLIO MANAGER UPDATES FOR THE GROWTH EQUITY FUND
Effective April 2026, Arun Sharma, Portfolio Manager of William Blair Investment Management, LLC (William Blair), began serving as a portfolio manager to the firm’s assigned portion of the GEF.
In the section “Sub-Advisers and Portfolio Managers” for the GEF, on page 152, the disclosure for William Blair is deleted in its entirety and replaced with the following:

William Blair Investment Management, LLC
James Golan, CFA Partner and Portfolio Manager	Since May 2022
David Ricci, CFA Partner and Portfolio Manager	Since May 2022
Arun Sharma Associate and Portfolio Manager	Since April 2026
Under the heading “Sub-Advisers” for the GEF, beginning on page 222, the disclosure for William Blair is deleted in its entirety and replaced with the following:
William Blair Investment Management, LLC (William Blair), 150 North Riverside Plaza, Chicago, Illinois 60606: William Blair is a global investment firm that offers investment advisory services to clients. William Blair was established in 2014 and is registered as an investment adviser with the SEC. As of June 30, 2026, the firm had assets under management of approximately $64.8 billion in equities, fixed income securities, derivatives and cash equivalents. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the Growth Equity Fund portfolio account are James Golan, CFA, Partner and Portfolio Manager, David Ricci, CFA, Partner and Portfolio Manager and Arun Sharma, Associate and Portfolio Manager. Messrs. Golan and Ricci each have served more than five years as portfolio managers with William Blair and Mr. Sharma has served as a portfolio manager with William Blair since 2026. Prior to William Blair, Mr. Sharma served as a large-cap equity portfolio manager at Cohen & Steers for five years and a senior equity analyst for two years covering the technology, media, telecom and industrials sector.
IV.  PORTFOLIO MANAGER UPDATES FOR THE SMALL CAP EQUITY FUND
Effective July 1, 2026, Grant R. Babyak’s title changed from Chief Executive Officer and Portfolio Manager to Chairman and Portfolio Manager of TimesSquare Capital Management, LLC (TSCM). In addition, effective July 1, 2028, Mr. Babyak will transition into an advisory role and will remain an equity partner of the firm, but he will no longer serve as portfolio manager to the Small Cap Equity Fund (SCEF). Upon transition of roles, all references to Mr. Babyak will be deleted in their entirety.
iv

In the section “Sub-Advisers and Portfolio Managers” for the SCEF, beginning on page 157, the disclosure for TSCM is deleted in its entirety and replaced with the following:

TimesSquare Capital Management, LLC
Grant R. Babyak[1] Chairman and Portfolio Manager	Since August 2002
David Ferriero, Ph.D. Partner and Portfolio Manager/Analyst	Since May 2024
Greg J. Vasse Partner and Portfolio Manager/Analyst	Since July 2025
(1)
Effective July 1, 2028, Mr. Babyak will transition into an advisory role and remain an equity partner of the firm and will no longer serve as a portfolio managaer to the Fund.
Under the heading “Sub-Advisers” for the SCEF, beginning on page 223, the disclosure for TSCM is deleted in its entirety and replaced with the following:
TimesSquare Capital Management, LLC (TSCM), 75 Rockefeller Plaza, 30th Floor, New York, New York 10019: TSCM is a registered investment adviser with a focus on institutional clients. The firm, which was formed in November 2004 to succeed the growth equity investment advisory business of the firm’s predecessor, TimesSquare Capital Management, Inc., had assets under management of approximately $8.3 billion as of June 30, 2026. TSCM integrates a highly experienced team of investment specialists and time-tested strategies, driven by internally generated research, into one dynamic organization. Grant R. Babyak, Chairman and Portfolio Manager, David Ferriero, Ph.D., Partner and Portfolio Manager/Analyst, and Greg J. Vasse, Partner and Portfolio Manager/Analyst, are jointly and primarily responsible for an assigned portion of the Small Cap Equity Fund. Mr. Babyak has been with TSCM for over 20 years and has over 30 years of investment experience. (Effective July 1, 2028, Mr. Babyak is expected to transition into an advisory role while remaining an equity partner and will no longer serve as a portfolio manager to the Fund.) Dr. Ferriero has been with TSCM for 10 years and has 19 years of investment experience. Mr. Vasse has been with TSCM for 18 years and has 22 years of investment experience.
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GUIDESTONE FUNDS
Supplement dated July 27, 2026
to
Statement of Additional Information (SAI) dated May 1, 2026
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  CHANGES TO FUNDAMENTAL INVESTMENT RESTRICTIONS
Effective July 27, 2026, the Fundamental Investment Restriction with respect to concentration will be amended.
In the section Fundamental Investment Restrictions, beginning on page 56, the first fundamental investment restriction is deleted in its entirety and replaced with the following:
1.
All Funds: Purchase securities which would cause more than 25% of the value of a Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, except that this restriction does not apply to (1) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities; (2) the Money Market Fund, securities issued by domestic banks; or (3) the Global Real Estate Securities Fund, securities in the real estate industry.
Global Real Estate Securities Fund: The Global Real Estate Securities Fund concentrates its assets in the real estate industry by investing more than 25% of the value of the Fund’s total assets at the time of such purchase in securities of issuers in the real estate industry.
Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund: The Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund will not concentrate assets in the securities of issuers whose principal business activities are in the same industry or group of industries, except as may be necessary to approximate the composition of its target index.
In the section Fundamental Investment Restrictions, beginning on page 56, the following is added below the last paragraph of this section:
In addition, for purposes of a Fund's concentration policy set forth in (1) above, the Adviser or a Sub-Adviser may analyze the characteristics of any particular investment and may assign an industry or sub-industry classification consistent with those characteristics. The Adviser or a Sub-Adviser may, but need not, consider industry or sub-industry classifications provided by third parties (such as the Global Industry Classification Standard (GICS®), the North American Industry Classification System (NAICS) or the Bloomberg Industry Classification System (BICS)) when classifying investments for purposes of a Fund's concentration policy. A Fund may use other classification titles, standards and systems from time to time, as determined in the Adviser’s discretion.
II.  ADDITION OF DIRECTOR TO BOARD OF DIRECTORS
Effective August 27, 2026, Timothy M. Albury will become a member of the Board of Directors of GuideStone Funds. Mr. Albury will serve as an independent director, as he will not be an “interested person” of the Trust, as the term “interested person” is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.
i

The section entitled Board of Directors, on page 58, is deleted in its entirety and replaced with the following:
●
The Board of Directors. The primary responsibility of the Board of Directors is to represent the interests of the shareholders of the Trust and to oversee the management of the Trust. The Board meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Director. The Board is comprised of nine individuals, one of whom is considered an “interested” Director as defined by the 1940 Act due to his positions with the Trust, the Adviser, GuideStone and GuideStone Investment Services. The remaining Directors are deemed not to be “interested persons” of the Trust as defined by Section 2(a)(19) of the 1940 Act (Independent Directors).
Under the section entitled Information About Each Director’s Qualifications, Experience, Attributes or Skills, beginning on page 59, the disclosure for Mr. Albury is added in alphabetical order under the heading Independent Directors:
Name (Year of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Trusteeships/ Directorships Held by Director During Past 5 Years[2]
INDEPENDENT DIRECTORS
Timothy M. Albury (1968) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2026	Chief Financial Officer, Konovo, 2025– present; Chief Financial Officer, ConcertAI, 2024; Chief Financial Officer, AQuity Solutions, 2021 – 2023; Chief Financial Officer, Parexel/Calyx, 2020–2021.	27	None
(1)
Each Independent Director serves until his or her resignation, removal or mandatory retirement. Each Interested Director serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the Board of Trustees of GuideStone, if applicable. All Directors must retire at the end of the calendar year in which they attain the age of 80. Officers serve at the pleasure of the Board of Directors.
(2)
Directorships not included in the Trust complex that are held by a director in any company with a class of securities registered pursuant to section 12 of the Securities Exchange Act of 1934 or any company registered as an investment company under the 1940 Act.
In the section entitled Information About Each Director’s Qualifications, Experience, Attributes or Skills, on page 59, the following paragraph is added in alphabetical order:
Timothy M. Albury. Mr. Albury is Chief Financial Officer of Konovo, a global provider of tech-enabled market survey services to the life sciences industry. He has over 35 years of professional experience leading both private and publicly-held companies in the healthcare and life sciences industries. He also has an extensive background with private equity, mergers and acquisitions and earnings optimization. Mr. Albury holds a Bachelor of Science, summa cum laude, in Accounting from Liberty University, a Master of Science, Professional Accountancy, from the University of Miami and is a certified public accountant (CPA).
The section entitled Audit Committee, on page 63, is deleted in its entirety and replaced with the following:
Audit Committee. The Board has an Audit Committee comprised only of the Independent Directors, Ms. Mankins, Dr. Rayburn and Messrs. Albury (upon commencement of his service on the Board), Caldwell, Evans, George, McMillan and Murff. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) appoint the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements, which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended December 31, 2025, there were three meetings of the Audit Committee.
The section entitled Nominating Committee, on page 63, is deleted in its entirety and replaced with the following:
Nominating and Governance Committee. The Board has a Nominating and Governance Committee, comprised only of the Independent Directors, Ms. Mankins, Dr. Rayburn and Messrs. Albury (upon commencement of his service on the Board), Caldwell, Evans, George, McMillan and Murff. Pursuant to its charter, the Nominating and Governance Committee is responsible for the nomination of candidates to serve as Directors and to monitor Board governance matters. The Trust’s governing documents provide that only shareholders, by a vote of a majority of the outstanding shares, may fill vacancies in the Board or otherwise elect a Director. The Trust documents further provide that the selection and nomination of persons to fill vacancies on the Board to serve as Independent Directors shall be committed to the discretion of the Independent Directors then serving, provided that shareholders may also nominate and select persons to serve in these positions. During the fiscal year ended December 31, 2025, there were two meetings of the Nominating and Governance Committee.
In the section entitled Security and Other Interests, on page 64, the following information is added in alphabetical order under the heading Independent Directors, which is current as of December 31, 2025:

Name of Director	Dollar Range of Equity Securities in each Series of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INDEPENDENT DIRECTORS
Timothy M. Albury	NONE	NONE

III.  CHANGES TO OTHER ACCOUNTS MANAGED
Effective April 2026, Arun Sharma, Portfolio Manager of William Blair Investment Management, LLC (William Blair), began serving as a portfolio manager to the firm’s assigned portion of the Growth Equity Fund.

The Other Accounts Managed table, beginning on page 80, is amended as follows to incorporate a portfolio manager update for William Blair. The information is current as of June 30, 2026.

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
William Blair Investment Management, LLC
James Golan, CFA	1	$1,869	2	$686	3	$2,554	6	$5,396	38	$3,257	46	$9,340
David Ricci, CFA	1	$1,869	2	$686	3	$2,554	6	$5,396	38	$3,257	46	$9,340
Arun Sharma	2	$2,096	2	$686	3	$2,784	6	$5,450	45	$3,437	54	$9,573
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